(29) SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net operating revenue	R$ 26,744,905	R$ 19,112,089	R$ 20,599,212
Intersegment revenues	0	0	0
Cost of electric energy	(16,901,518)	(11,200,242)	(13,311,747)
Operating costs and expenses	(5,292,502)	(4,098,074)	(3,362,126)
Depreciation and amortization	(1,529,052)	(1,291,166)	(1,279,903)
Income from electric energy service	3,021,834	2,522,608	2,645,434
Equity	312,390	311,414	216,885
Finance income	880,314	1,200,503	1,143,247
Finance expenses	(2,367,868)	(2,653,978)	(2,551,110)
Profit (loss) before taxes	1,846,670	1,380,547	1,454,454
Income tax and social contribution	(603,629)	(501,490)	(579,177)
Profit for the year	1,243,042	879,057	875,277
Attributable to controlling shareholders	1,177,206	900,885	864,942
Attributable to noncontrolling interests	65,836	(21,828)	10,337
Total assets	41,282,912	42,170,992	40,532,471
Purchases of PP&E and intangible assets	2,570,433	2,237,949	1,427,796
Distribution [Member]
Statement Line Items [Line Items]
Net operating revenue	21,068,435	15,017,166	16,945,222
Intersegment revenues	8,182	22,526	22,318
Cost of electric energy	(14,146,703)	(9,747,720)	(11,934,217)
Operating costs and expenses	(4,695,480)	(3,447,081)	(2,889,495)
Depreciation and amortization	(763,739)	(591,334)	(587,059)
Income from electric energy service	1,470,695	1,253,557	1,556,770
Equity	0	0	0
Finance income	597,133	781,365	740,628
Finance expenses	(1,163,600)	(1,331,973)	(1,256,801)
Profit (loss) before taxes	904,228	702,950	1,040,597
Income tax and social contribution	(299,510)	(295,748)	(414,633)
Profit for the year	604,717	407,202	625,965
Profit attributable to controlling shareholders	604,717	407,202	625,965
Attributable to noncontrolling interests	0	0	0
Total assets	22,278,452	22,887,781	22,138,086
Purchases of PP&E and intangible assets	1,882,502	1,200,621	868,495
Generation (conventional source) [Member]
Statement Line Items [Line Items]
Net operating revenue	741,842	593,775	572,553
Intersegment revenues	448,421	409,338	411,038
Cost of electric energy	(147,379)	(98,521)	(223,495)
Operating costs and expenses	(156,340)	(106,364)	(85,388)
Depreciation and amortization	(123,129)	(126,596)	(131,969)
Income from electric energy service	763,415	671,631	542,738
Equity	312,390	311,414	216,885
Finance income	102,713	182,574	110,018
Finance expenses	(431,289)	(562,196)	(549,286)
Profit (loss) before taxes	747,229	603,424	320,354
Income tax and social contribution	(95,688)	(98,530)	(37,570)
Profit for the year	651,541	504,894	282,783
Profit attributable to controlling shareholders	601,969	461,411	251,831
Attributable to noncontrolling interests	49,572	43,483	30,954
Total assets	4,287,337	5,310,924	4,575,230
Purchases of PP&E and intangible assets	8,973	7,564	6,910
Generation (renewable source) [Member]
Statement Line Items [Line Items]
Net operating revenue	1,489,932	1,334,571	1,262,297
Intersegment revenues	469,152	338,357	335,979
Cost of electric energy	(348,029)	(272,125)	(260,091)
Operating costs and expenses	(389,443)	(407,673)	(336,834)
Depreciation and amortization	(617,017)	(553,169)	(540,578)
Income from electric energy service	604,596	439,961	460,772
Equity	0	0	0
Finance income	137,746	132,653	131,354
Finance expenses	(648,571)	(667,344)	(599,303)
Profit (loss) before taxes	93,770	(94,730)	(7,176)
Income tax and social contribution	(74,125)	(46,311)	(49,222)
Profit for the year	19,645	(141,041)	(56,398)
Profit attributable to controlling shareholders	3,382	(75,731)	(35,781)
Attributable to noncontrolling interests	16,263	(65,311)	(20,617)
Total assets	12,815,017	12,459,791	11,868,943
Purchases of PP&E and intangible assets	621,046	978,896	493,584
Commercialization [Member]
Statement Line Items [Line Items]
Net operating revenue	3,402,804	2,024,350	1,716,348
Intersegment revenues	11,297	62,757	82,544
Cost of electric energy	(3,196,028)	(1,876,952)	(1,629,793)
Operating costs and expenses	(47,296)	(47,548)	(39,632)
Depreciation and amortization	(3,054)	(3,779)	(4,534)
Income from electric energy service	167,724	158,829	124,933
Equity	0	0	0
Finance income	19,117	31,513	42,840
Finance expenses	(52,023)	(24,761)	(38,386)
Profit (loss) before taxes	134,818	165,581	129,386
Income tax and social contribution	(44,527)	(53,225)	(41,282)
Profit for the year	90,290	112,357	88,104
Profit attributable to controlling shareholders	90,290	112,357	88,104
Attributable to noncontrolling interests	0	0	0
Total assets	931,546	466,021	714,781
Purchases of PP&E and intangible assets	2,927	3,713	2,432
Services [Member]
Statement Line Items [Line Items]
Net operating revenue	40,611	81,595	55,547
Intersegment revenues	444,935	318,770	239,088
Cost of electric energy		0	0
Operating costs and expenses	(398,188)	(322,131)	(251,385)
Depreciation and amortization	(19,760)	(12,870)	(12,633)
Income from electric energy service	67,598	65,363	30,617
Equity	0	0	0
Finance income	10,693	10,742	44,098
Finance expenses	(6,445)	(5,272)	(4,858)
Profit (loss) before taxes	71,846	70,832	69,857
Income tax and social contribution	(16,994)	(17,019)	(18,232)
Profit for the year	54,852	53,813	51,625
Profit attributable to controlling shareholders	54,852	53,813	51,625
Attributable to noncontrolling interests	0	0	0
Total assets	374,435	345,372	317,845
Purchases of PP&E and intangible assets	54,149	42,954	39,176
Total [Member]
Statement Line Items [Line Items]
Net operating revenue	26,743,623	19,051,456	20,551,967
Intersegment revenues	1,381,988	1,151,748	1,090,966
Cost of electric energy	(17,838,139)	(11,995,318)	(14,047,596)
Operating costs and expenses	(5,686,747)	(4,330,797)	(3,602,734)
Depreciation and amortization	(1,526,699)	(1,287,748)	(1,276,773)
Income from electric energy service	3,074,028	2,589,342	2,715,830
Equity	312,390	311,414	216,885
Finance income	867,402	1,138,848	1,068,938
Finance expenses	(2,301,928)	(2,591,546)	(2,448,634)
Profit (loss) before taxes	1,951,891	1,448,057	1,553,017
Income tax and social contribution	(530,844)	(510,833)	(560,939)
Profit for the year	1,421,045	937,225	992,079
Profit attributable to controlling shareholders	1,355,211	959,052	981,744
Attributable to noncontrolling interests	65,835	(21,828)	10,337
Total assets	40,686,787	41,469,889	39,614,885
Purchases of PP&E and intangible assets	2,569,598	2,233,748	1,410,597
Others [Member]
Statement Line Items [Line Items]
Net operating revenue	1,281	60,633	47,246
Intersegment revenues	0	8,661	3,136
Cost of electric energy	0	0	0
Operating costs and expenses	(51,121)	(132,611)	(117,649)
Depreciation and amortization	(2,353)	(3,417)	(3,128)
Income from electric energy service	(52,193)	(66,734)	(70,396)
Equity	0	0	0
Finance income	12,912	61,655	74,310
Finance expenses	(65,939)	(62,432)	(102,477)
Profit (loss) before taxes	(105,220)	(67,510)	(98,563)
Income tax and social contribution	(72,784)	9,343	(18,239)
Profit for the year	(178,004)	(58,167)	(116,802)
Profit attributable to controlling shareholders	(178,004)	(58,167)	(116,802)
Attributable to noncontrolling interests	0	0	0
Total assets	596,125	701,103	917,586
Purchases of PP&E and intangible assets	835	4,199	17,199
Elimination [Member]
Statement Line Items [Line Items]
Net operating revenue	0	0	0
Intersegment revenues	(1,381,988)	(1,160,410)	(1,094,101)
Cost of electric energy	936,621	795,075	735,849
Operating costs and expenses	445,366	365,334	358,257
Depreciation and amortization	0	0	0
Income from electric energy service	0	0	0
Equity	0	0	0
Finance income	0	0	0
Finance expenses	0	0	0
Profit (loss) before taxes	0	0	0
Income tax and social contribution	0	0	0
Profit for the year	0	0	0
Profit attributable to controlling shareholders	0	0	0
Attributable to noncontrolling interests	0	0	0
Total assets	0	0	0
Purchases of PP&E and intangible assets	R$ 0	R$ 0	R$ 0